Vanguard European Stock Index Fund
Supplement Dated July 1, 2022, to the Prospectus and Summary Prospectus Dated February 25, 2022
Important Changes to Vanguard European Stock Index Fund
Effective immediately, Scott E. Geiger has been added as a co-portfolio manager of Vanguard European Stock Index Fund (the Fund). He replaces Justin E. Hales, who had previously co-managed the Fund, and joins Christine D. Franquin, who will continue to co-manage the Fund.
Accordingly, all references to Mr. Hales in the Fund’s Prospectus and Summary Prospectus are hereby deleted in their entirety. The Fund’s investment objective, strategies, and policies remain unchanged.
Prospectus and Summary Prospectus Text Changes
The following replaces Justin E. Hales under the heading “Investment Advisor” in the Fund Summary or ETF Summary section for the Fund:
Scott E. Geiger, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since July 2022.
Prospectus Text Changes
The following replaces Justin E. Hales under the heading “Investment Advisor” in the More on the Funds or More on the Funds and ETF Shares section:
Scott E. Geiger, CFA, Portfolio Manager at Vanguard. He has been with Vanguard since 2006, has worked in investment management since 2008, has managed investment portfolios since 2013, and has co-managed the European Stock Index Fund since July 2022. Education: B.S., Millersville University.

© 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 072A 072022
CFA® is a registered trademark owned by CFA Institute

Vanguard Global ex-U.S. Real Estate Index Fund
Supplement Dated July 1, 2022, to the Prospectus and Summary Prospectus Dated February 25, 2022
Important Changes to Vanguard Global ex-U.S. Real Estate Index Fund
Effective immediately, Scott E. Geiger has been added as a co-portfolio manager of Vanguard Global ex-U.S. Real Estate Index Fund (the Fund). He replaces Justin E. Hales, who had previously co-managed the Fund, and joins Michael Perre, who will continue to co-manage the Fund.
Accordingly, all references to Mr. Hales in the Fund’s Prospectus and Summary Prospectus are hereby deleted in their entirety. The Fund’s investment objective, strategies, and policies remain unchanged.
Prospectus and Summary Prospectus Text Changes
The following replaces Justin E. Hales under the heading “Investment Advisor” in the Fund Summary or ETF Summary section for the Fund:
Scott E. Geiger, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since July 2022.
Prospectus Text Changes
The following replaces Justin E. Hales under the heading “Investment Advisor” in the More on the Fund or More on the Fund and ETF Shares section:
Scott E. Geiger, CFA, Portfolio Manager at Vanguard. He has been with Vanguard since 2006, has worked in investment management since 2008, has managed investment portfolios since 2013, and has co-managed the Fund since July 2022. Education: B.S., Millersville University.

© 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 738A 072022
CFA® is a registered trademark owned by CFA Institute

Vanguard FTSE All-World ex-US Index Fund
Supplement Dated July 1, 2022, to the Prospectus and Summary Prospectus Dated February 25, 2022
Important Changes to Vanguard FTSE All-World ex-US Index Fund
Effective immediately, Jeffrey D. Miller has been added as a co-portfolio manager of Vanguard FTSE All-World ex-US Index Fund (the Fund). He replaces Justin E. Hales, who had previously co-managed the Fund, and joins Christine D. Franquin, who will continue to co-manage the Fund.
Accordingly, all references to Mr. Hales in the Fund’s Prospectus and Summary Prospectus are hereby deleted in their entirety. The Fund’s investment objective, strategies, and policies remain unchanged.
Prospectus and Summary Prospectus Text Changes
The following replaces Justin E. Hales under the heading “Investment Advisor” in the Fund Summary or ETF Summary section for the Fund:
Jeffrey D. Miller, Portfolio Manager at Vanguard. He has co-managed the Fund since July 2022.
Prospectus Text Changes
The following replaces Justin E. Hales under the heading “Investment Advisor” in the More on the Fund or More on the Fund and ETF Shares section:
Jeffrey D. Miller, Portfolio Manager at Vanguard. He has been with Vanguard since 1999, has managed investment portfolios since 2010, and has co-managed the Fund since July 2022. Education: B.A., The Pennsylvania State University; M.B.A., Drexel University.

© 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 770A 072022

Vanguard International Equity Index Funds

Supplement Dated July 1, 2022, to the Statement of Additional Information Dated February 25, 2022
Important Changes to Vanguard European Stock Index Fund, Vanguard FTSE All-World ex-US Index Fund, and Vanguard Global ex-U.S. Real Estate Index Fund

Vanguard European Stock Index Fund
Effective immediately, Scott E. Geiger has been added as a co-portfolio manager of Vanguard European Stock Index Fund. He replaces Justin E. Hales, who had previously co-managed the Fund, and joins Christine D. Franquin, who will continue to co-manage the Fund. The Fund’s investment objective, strategies, and policies remain unchanged.

Vanguard FTSE All-World ex-US Index Fund
Effective immediately, Jeffrey D. Miller has been added as a co-portfolio manager of Vanguard FTSE All-World ex-US Index Fund. He replaces Justin E. Hales, who had previously co-managed the Fund, and joins Christine D. Franquin, who will continue to co-manage the Fund. The Fund’s investment objective, strategies, and policies remain unchanged.

Vanguard Global ex-U.S. Real Estate Index Fund
Effective immediately, Scott E. Geiger has been added as a co-portfolio manager of Vanguard Global ex-U.S. Real Estate Index Fund. He replaces Justin E. Hales, who had previously co-managed the Fund, and joins Michael Perre, who will continue to co-manage the Fund. The Fund’s investment objective, strategies, and policies remain unchanged.

All references to Mr. Hales in the Statement of Additional Information are hereby deleted in their entirety.
Statement of Additional Information Text Changes
In the Investment Advisory and Other Services section, the following text replaces the information on the table for Scott E. Geiger and Jeffrey D. Miller under the heading “1. Other Accounts Managed” on page B-47:

Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Scott E. Geiger[1]	Registered investment companies[2]	5	$69B	0	$0
	Other pooled investment vehicles	19	$31B	0	$0
	Other accounts	0	$0	0	$0
Jeffrey D. Miller[3]	Registered investment companies[4]	4	$169B	0	$0
	Other pooled investment vehicles	19	$31B	0	$0
	Other accounts	0	$0	0	$0
1 Mr. Geiger began co-managing Vanguard European Stock Index Fund and Global ex-U.S. Real Estate Index Fund on July 1, 2022.
2 Information provided as of May 31, 2022, and includes Vanguard European Stock Index Fund, Global ex-U.S. Real Estate Index Fund, and Total World Stock Index Fund, which collectively held assets of $62 billion as of May 31, 2022.
3 Mr. Miller began co-managing Vanguard FTSE All-World ex-US Index Fund on July 1, 2022.
4 Information provided as of May 31, 2022, and includes Vanguard FTSE All-World ex-US Index Fund, FTSE All-World ex-US Small-Cap Index Fund, Pacific Stock Index Fund, and Emerging Markets Stock Index Fund, which collectively held assets of $169 billion as of May 31, 2022.

Within the same section, the following text is added under the subheading “4. Ownership of Securities” on page B-48:
As of May 31, 2022, Mr. Geiger did not own shares of Vanguard European Stock Index Fund or Vanguard Global ex-U.S. Real Estate Index Fund. As of May 31, 2022, Mr. Miller did not own shares of Vanguard FTSE All-World ex-US Index Fund.
© 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 072A 072022